Valuation of derivatives interest cost from labor obligations and other financial items net, Valuation of Derivatives and Other Financial Items (Details) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Valuation of derivatives, interest cost from labor obligations and other financial items, net [Abstract]
Loss in valuation of derivatives, net		$ (697,393)		$ (2,141,802)	$ (10,268,520)
Capitalized interest expense		1,569,608		1,622,958	1,442,077
Commissions		(1,524,206)		(1,787,308)	(1,190,435)
Interest cost of labor obligations		(17,258,864)		(14,116,698)	(13,573,881)
Contractual earn-out from business combination		0		14,856	2,206,671
Interest expense on taxes		(354,218)		(938,834)	(220,983)
Recognized dividend income	[1]	3,015,648		2,779,138	4,551,827
Loss on exchange of KPN shares		0		(2,566,239)	0
Contractual compensation from business combination		0		0	(647,013)
Loss from the acquisition of Claro Chile, SpA		0		(781,355)	0
Impairment to notes receivable from joint venture		0		(4,594,792)	(12,184,562)
Recycling valuation of VTR Bonds		0		4,674,598	0
Impairment of joint venture		0		0	(4,677,782)
Allowance of doubtful accounts	[2]	(864,752)		(1,324,469)	(1,051,288)
Gain on net monetary positions		5,420,274	$ 302	27,387,169	9,321,480
Payment of tax compensations		0		(293,365)	0
Contractual compensation from Verizon		(3,940,030)		0	0
Commissions and other interest		(2,007,106)		(1,258,907)	0
Other finance costs		(1,665,223)		(1,056,110)	(522,259)
Total valuation of derivatives and other financial items		(18,306,262)	$ (1,019)	5,618,840	(26,814,668)
Dividends [Abstract]
Dividends received		$ 3,015,648		$ 2,779,138	$ 4,590,313

[1]	Dividend received during 2023, 2024 and 2025 by, Ps.4,590,313, Ps.2,779,138, and Ps.3,015,648 respectively.
[2]	This figure is related to certain uncollectible balances.